Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	December 31, 2017	December 31, 2016
Costs incurred and estimated earnings on uncompleted contracts	$199,863	$208,030
Less billings to date	(179,800)	(193,136)
	$20,063	$14,894

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2017	December 31, 2016
Unbilled revenue	$21,572	$15,965
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(824)	(1,071)
	$20,748	$14,894

Unbilled revenue related to non-construction activities amounted to $685 (December 31, 2016 - $nil).